Other Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	¥ 691,651	¥ 680,831
Amortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	2,536,235	2,373,032
Intangible assets, Accumulated amortization	1,849,742	1,696,131
Intangible assets, Net carrying amount	686,493	676,901
Amortizable intangible assets | Software for telecommunications network
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	967,249	921,565
Intangible assets, Accumulated amortization	682,388	652,665
Intangible assets, Net carrying amount	284,861	268,900
Amortizable intangible assets | Internal-use software
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	1,269,794	1,177,583
Intangible assets, Accumulated amortization	983,028	897,447
Intangible assets, Net carrying amount	286,766	280,136
Amortizable intangible assets | Software acquired to be used in the manufacture of handsets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	227,990	216,129
Intangible assets, Accumulated amortization	151,880	122,547
Intangible assets, Net carrying amount	76,110	93,582
Amortizable intangible assets | Rights to use telecommunications facilities of wireline operators
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	16,986	19,625
Intangible assets, Accumulated amortization	5,895	8,271
Intangible assets, Net carrying amount	11,091	11,354
Amortizable intangible assets | Other
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	54,216	38,130
Intangible assets, Accumulated amortization	26,551	15,201
Intangible assets, Net carrying amount	27,665	22,929
Unamortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	5,158	3,930
Unamortizable intangible assets | Trademarks and trade names
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	¥ 5,158	¥ 3,930